ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2012	2011

Accounts receivable	$47,011,472	$48,434,033
Less: allowance for doubtful accounts	(1,277,091)	(384,311)
Accounts receivable, net	$45,734,381	$48,049,722

Schedule of Allowance for Doubtful Accounts
	December 31,
	2012	2011

Beginning balance	$384,311	$37,347
Provision for doubtful accounts	892,780	346,964
Ending balance	$1,277,091	$384,311